Income Taxes - Summary of composition of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current and deferred components of income tax expense
Current income tax	¥ 1,665		¥ 2,697	¥ 1,150
Deferred income tax	8,042		(2,142)	21,826
Income tax expense	9,707	$ 1,330	¥ 555	¥ 22,976
Profit before tax - Chinese mainland operations	294,733
Profit before tax - Non-Chinese mainland operations	65,857
Income tax expense - Chinese mainland operations	8,051
Income tax expense - Non-Chinese mainland operations	¥ 1,656